Schedule of Disposal Group of Financial Statements (Details) - Future NRG Sdn. Bhd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 3,135,050	$ 1,701,167
Total assets held for sale	21,407,221	18,736,092
Disposal Group, Not Discontinued Operations [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	3,135,050	1,701,167	3,135,050
Trade and other receivables, net	795,614	579,260	795,614
Inventories	1,039,416	609,332	1,039,416
Income taxes receivable	(442)	13,880	(442)
Property and equipment, net	16,437,583	15,832,453	16,437,583
Total assets held for sale	21,407,221	18,736,092	21,407,221
Trade and other payables	2,819,424	1,941,697	2,819,424
Banker’s acceptance — short term	1,216,780	2,039,890	1,216,780
Hire purchase obligations	111,338	227,849	111,338
Amount due to ultimate holding company	12,793,920	14,245,034	12,793,920
Total liabilities held for sale	16,941,462	18,454,470	16,941,462
Net assets of the disposal	4,465,759	281,622	$ 4,465,759
Revenue	66,623,781	54,777,343
Cost of revenues	(62,151,255)	(52,197,437)
Gross profit	4,472,526	2,579,906
Operating expenses	(1,903,911)	(1,656,639)
Income before income taxes	2,568,615	923,267
Income tax expense	(11,065)	(2,148)
Net income from discontinued operations	$ 2,557,550	$ 921,119